REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION (Reconciliation of Total Adjusted EBITDA to Net Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ 2,130	$ 2,479	$ 915
Depreciation and amortization expenses	316	393	447
Stock-based compensation	107	44	67
Capital gain			(78)
Financial income, net	(61)	(60)	(2)
Income tax expenses	435	736	10
Net income from continuing operations	$ 1,333	$ 1,366	$ 471